Other Comprehensive Income	9 Months Ended
Sep. 30, 2011
Other Comprehensive Income

(25) Other Comprehensive Income

Components of other comprehensive income are disclosed, net of tax, in the consolidated statements of stockholders’ equity. The following table reflects the gross other comprehensive income and related income tax (expense) benefit:

	Fiscal Year Ended
	December 31, 2010			December 31, 2009
	Gross	Tax	Net	Gross	Tax	Net
Foreign currency translation adjustments:
Balance at beginning of year	$348,599	$(16,523)	$332,076	$272,503	$(10,287)	$262,216
Foreign currency translation adjustments	12,146	1,498	13,644	76,096	(6,236)	69,860

Balance at end of year	360,745	(15,025)	345,720	348,599	(16,523)	332,076

Adjustments to pension liability:
Balance at beginning of year	(127,372)	12,212	(115,160)	(170,216)	25,085	(145,131)
Adjustments to pension liability	18,620	(5,938)	12,682	42,844	(12,873)	29,971

Balance at end of year	(108,752)	6,274	(102,478)	(127,372)	12,212	(115,160)

Unrealized gains/(losses) on derivatives:
Balance at beginning of year	(229)	(1,371)	(1,600)	(5,680)	812	(4,868)
Gains/(Losses) in fair value of derivatives	(592)	183	(409)	(229)	(1,371)	(1,600)
Reclassification of prior unrealized gains/(losses) in net income	229	(35)	194	5,680	(812)	4,868

Balance at end of year	(592)	(1,223)	(1,815)	(229)	(1,371)	(1,600)

Total accumulated other comprehensive income, net	251,401	(9,974)	241,427	220,998	(5,682)	215,316